Additional Information-Condensed Financial Statements of Weibo Corporation - Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Information
Minimum percentage of after-tax profit to reserve fund	10.00%
Current assets:
Cash and cash equivalents	$ 364,766	$ 237,440	$ 284,865	$ 249,099
Short-term investments	31,188	98,439
Prepaid expenses and other current assets	66,664	42,295
Total current assets	597,237	498,404
Total assets	1,036,944	839,189
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued and other liabilities	180,142	117,040
Long-term Liabilities	1,483	2,385
Total liabilities	279,586	211,160
Commitments and contingencies
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 212,177 and 218,076 shares (including 109,155 Class A ordinary shares and 108,921 Class B ordinary shares) issued and outstanding as of December 31, 2015 and 2016, respectively.	55	53
Additional paid-in capital	979,805	938,922
Accumulated other comprehensive loss	(26,994)	(10,635)
Accumulated deficit	(199,641)	(307,668)
Total Weibo shareholders' equity	753,225	620,672
Total liabilities and shareholders' equity	1,036,944	839,189
Weibo Corporation
Current assets:
Cash and cash equivalents	7,235	60,810	$ 229,950	$ 182,871
Short-term investments	30,401	98,284
Prepaid expenses and other current assets	5,682	5,905
Total current assets	43,318	164,999
Long-term investments	349,502	256,059
Investment in subsidiaries, VIE and VIE's subsidiaries	367,114	210,325
Amount due from SINA	89	1,002
Total assets	760,023	632,385
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued and other liabilities	6,132	10,666
Long-term Liabilities	666	1,047
Total liabilities	6,798	11,713
Commitments and contingencies
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 212,177 and 218,076 shares (including 109,155 Class A ordinary shares and 108,921 Class B ordinary shares) issued and outstanding as of December 31, 2015 and 2016, respectively.	55	53
Additional paid-in capital	979,805	938,922
Accumulated other comprehensive loss	(26,994)	(10,635)
Accumulated deficit	(199,641)	(307,668)
Total Weibo shareholders' equity	753,225	620,672
Total liabilities and shareholders' equity	$ 760,023	$ 632,385